ACCOUNTS RECEIVABLE, NET - Components of Accounts Receivable, Net (Detail) - USD ($) $ in Thousands	Dec. 31, 2024		Dec. 31, 2023		Dec. 31, 2022	Dec. 31, 2021
Accounts Receivable [Line Items]
Accounts receivable, gross	$ 274,612		$ 247,878
Less: allowances for credit losses	(130,401)	[1]	(156,240)	[1]	$ (217,244)	$ (268,413)
Accounts receivable, net	144,211		91,638
Non-current portion	0		0
Current portion	144,211		91,638
Casino [Member]
Accounts Receivable [Line Items]
Accounts receivable, gross	270,186		242,312
Hotel [Member]
Accounts Receivable [Line Items]
Accounts receivable, gross	3,903		4,658
Other [Member]
Accounts Receivable [Line Items]
Accounts receivable, gross	$ 523		$ 908

[1]	As of December 31, 2024 and 2023, the allowances for credit losses of $2,391 and $2,377 as a reduction of the long-term casino accounts receivable, are recorded and included in long-term prepayments, deposits and other assets in the accompanying consolidated balance sheets, respectively.